FAIR VALUE MEASUREMENTS - Financial Instruments and Related Fair Value Measurements - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Fair Value [Line Items]
Cash and cash equivalents	$ 3,730	$ 3,335
Other Assets
Financial Instruments and Fair Value [Line Items]
Other equity investments without readily determinable fair values	105	73
Fair Value, Inputs, Level 2
Financial Instruments and Fair Value [Line Items]
Cash and cash equivalents	3,700	3,300
Money market funds, at carrying value	$ 1,800	$ 1,700